Share-based plans - Holdings under share-based plans (Details)	Dec. 31, 2017 Options EquityInstruments	Dec. 31, 2016 Options
Share-based payment transaction
Outstanding number of options | Options	4,827,134	6,067,000
Management Board
Share-based payment transaction
Outstanding number of options | Options	819,491
Management Board | 2011 Phantom stock awards
Share-based payment transaction
Number of shares held	73,432
Management Board | LTIP 2016
Share-based payment transaction
Number of shares held	150,993
Employees
Share-based payment transaction
Outstanding number of options | Options	4,007,643
Employees | 2011 Phantom stock awards
Share-based payment transaction
Number of shares held	691,164
Employees | LTIP 2016
Share-based payment transaction
Number of shares held	1,042,923